The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of January 31, 2024 (Unaudited)

	Shares	Value ($)
Poland 67.7%
Common Stocks
Air Freight & Logistics 0.7%
InPost SA*	30,000	454,742

Banks 16.0%
Alior Bank SA*	60,000	1,136,202
Bank Polska Kasa Opieki SA	140,000	5,429,489
Powszechna Kasa Oszczednosci Bank Polski SA	250,000	3,200,462
		9,766,153
Broadline Retail 2.8%
Allegro.eu SA 144A*	225,000	1,716,106

Capital Markets 0.5%
Warsaw Stock Exchange	29,331	322,775

Commercial Services & Supplies 1.0%
Mo-BRUK SA†	7,500	588,320

Construction & Engineering 3.0%
Budimex SA†	10,500	1,808,073

Consumer Staples Distribution & Retail 5.6%
Dino Polska SA 144A*	25,000	2,722,903
Eurocash SA	175,000	667,704
		3,390,607
Diversified Telecommunication Services 1.6%
Orange Polska SA	450,000	967,594

Electric Utilities 5.4%
Enea SA*	325,000	779,093
PGE Polska Grupa Energetyczna SA*	850,000	1,807,621
Tauron Polska Energia SA*	750,000	690,923
		3,277,637
Entertainment 0.5%
11 bit studios SA*	2,250	332,660
CD Projekt SA	100	2,629
		335,289
Insurance 9.4%
Powszechny Zaklad Ubezpieczen SA	475,000	5,766,103

Machinery 0.2%
Grenevia SA*	150,000	114,275

Metals & Mining 3.7%
Grupa Kety SA	3,250	556,378
KGHM Polska Miedz SA	60,000	1,693,609
		2,249,987
Oil, Gas & Consumable Fuels 10.6%
ORLEN SA	410,000	6,448,768

Real Estate Management & Development 0.9%
Develia SA	250,000	310,006
Murapol SA*	25,000	244,741
		554,747
Textiles, Apparel & Luxury Goods 5.8%
LPP SA	900	3,517,496
Total Poland (Cost $28,940,521)		41,278,672

Hungary 18.6%
Common Stocks
Banks 6.9%
OTP Bank Nyrt	90,000	4,190,608

Diversified Telecommunication Services 1.8%
Magyar Telekom Telecommunications PLC (ADR)	500,000	1,088,341
	Shares	Value ($)

Oil, Gas & Consumable Fuels 4.8%
MOL Hungarian Oil & Gas PLC	360,000	2,965,270

Pharmaceuticals 5.1%
Richter Gedeon Nyrt	115,000	3,120,029
Total Hungary (Cost $7,806,782)		11,364,248

Moldova 4.3%
Common Stocks
Beverages 4.3%
Purcari Wineries PLC (Registered) (Cost $1,725,060)	775,000	2,611,409

Czech Republic 2.8%
Common Stocks
Banks 0.0%
Komercni Banka AS	500	16,474
Moneta Money Bank AS 144A	1,000	4,320
		20,794
Electric Utilities 2.8%
CEZ AS	45,000	1,709,395
Total Czech Republic (Cost $1,677,295)		1,730,189

Austria 2.0%
Common Stocks
Banks 2.0%
Erste Group Bank AG	27,500	1,196,754

Oil, Gas & Consumable Fuels 0.0%
OMV AG	100	4,489
Total Austria (Cost $781,353)		1,201,243

United Kingdom 1.0%
Common Stocks
Broadline Retail 1.0%
Pepco Group NV (Registered) (Cost $1,040,278)*	115,000	635,072

Kazakhstan 0.5%
Common Stocks
Metals & Mining 0.5%
Polymetal International PLC (Cost $1,244,170)*	75,000	286,500

France 0.0%
Common Stocks
Oil, Gas & Consumable Fuels 0.0%
TotalEnergies SE (Cost $4,732)	100	6,530

Russia 0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a)	3,600,000	0
TCS Group Holding PLC (GDR) (Registered)* (a)	87,331	0
		0
Broadline Retail 0.0%
Ozon Holdings PLC (ADR)* (a)	60,000	0

Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a)	90,000	0
		0
Consumer Staples Distribution & Retail 0.0%

Fix Price Group PLC (GDR) (Registered)* (a)	125,000	0
Magnit PJSC* (a)	63,909	0
X5 Retail Group NV (GDR) (Registered)* (a)	137,884	0
		0

	Shares	Value ($)
Interactive Media & Services 0.0%
Yandex NV ''A''* (a)	188,000	0

Metals & Mining 0.0%
Alrosa PJSC** (a)	1,670,000	0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a)	74,569	0
MMC Norilsk Nickel PJSC (ADR)* (a)	50,000	0
Polyus PJSC (GDR) (Registered)* (a)	20,000	0
		0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC** (a)	5,000,000	0
Lukoil PJSC** (a)	209,500	0
Novatek PJSC (GDR) (Registered)* (a)	37,500	0
Tatneft PJSC (ADR)* † (a)	100,000	0
		0
Wireless Telecommunication Services 0.0%
Mobile Telesystems PJSC (ADR)* (a)	250,000	0
Total Russia (Cost $64,669,421)		0

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.26% (Cost $786,474) (b) (c)	786,474	786,474

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 5.36% (Cost $1,269,746) (c)	1,269,746	1,269,746

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $109,945,832)	100.3	61,170,083
Other Assets and Liabilities, Net	(0.3)	(175,211)
Net Assets	100.0	60,994,872

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:

Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.26% (b) (c)
1,788,397	–	1,001,923(d)	–	–	4,890	–	786,474	786,474
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 5.36% (c)
2,025,993	3,756,120	4,512,367	–	–	21,901	–	1,269,746	1,269,746
3,814,390	3,756,120	5,514,290	–	–	26,791	–	2,056,220	2,056,220

*	Non-income producing security.
**	Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2024 amounted to $519,507, which is 0.9% of net assets.
(a)	Investment was valued using significant unobservable inputs.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry subgroup level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen investments by Western entities, including the Fund, in Russian companies. These sanctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and Eastern Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on the Russian and European economies. As a result of Russia’s invasion of Ukraine and the resulting dislocations, Western sanctions and Russia’s retaliatory measures, the value and liquidity of the Fund’s portfolio assets have been severely adversely affected, and its Russian investments (some of which are in companies that are subject to sanctions) have been fair valued at zero since March 14, 2022. It is not known if the situation will improve.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Poland	$41,278,672	$—	$—	$41,278,672
Hungary	11,364,248	—	—	11,364,248
Moldova	2,611,409	—	—	2,611,409
Czech Republic	1,730,189	—	—	1,730,189
Austria	1,201,243	—	—	1,201,243
United Kingdom	635,072	—	—	635,072
Kazakhstan	286,500	—	—	286,500
France	6,530	—	—	6,530
Russia	—	—	0	0
Short-Term Instruments (e)	2,056,220	—	—	2,056,220
Total	$61,170,083	$—	$0	$61,170,083

(e) See Schedule of Investments for additional detailed categorizations.

During the period ended January 31, 2024, the amount of transfers between Level 3 and Level 1 was $210,938. The investments were transferred from Level 3 to Level 1 due to increase in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks,

charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors,

several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at,

below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc.

which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH1 R-080548-2 (1/25)